Property, Plant and Equipment - Disclosure of Gold Price, Silver Price and Exchange Rates Assumptions (Details)	Jun. 30, 2020 R / $	Jun. 30, 2020 $ / oz	Jun. 30, 2020 R / kg	Jun. 30, 2020 K / $	Jun. 30, 2019 R / $	Jun. 30, 2019 $ / oz	Jun. 30, 2019 R / kg	Jun. 30, 2019 K / $	Jun. 30, 2018 R / $	Jun. 30, 2018 $ / oz	Jun. 30, 2018 R / kg	Jun. 30, 2018 K / $
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Exchange rate (R/USD and PGK/USD) | K / $				3.45				3.34				3.17
Year 1
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,610	865,000			1,325	615,000			1,250	535,000
Exchange rate (R/USD and PGK/USD)	16.72				14.43				13.30
Year 2
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,558	775,000			1,310	600,000			1,250	535,000
Exchange rate (R/USD and PGK/USD)	15.47				14.25				13.30
Year 3
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,469	722,000			1,290	585,000			1,250	535,000
Exchange rate (R/USD and PGK/USD)	15.29				14.11				13.30
Long term year 4 onwards
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		1,350	630,000			1,290	585,000			1,250	535,000
Exchange rate (R/USD and PGK/USD)	14.51				14.11				13.30
Year 1 and year 2
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Silver price (in USD per oz) | $ / oz		17.00				15.75				17.00
Long term (year 3 onwards)
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Silver price (in USD per oz) | $ / oz		17.00				17.00				17.00